Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets
The following table presents intangible asset balances (in thousands):

	March 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$965,670	$(737,443)	$228,227	$964,100	$(717,648)	$246,452	10 years
2GIG 2.0 technology	17,000	(15,603)	1,397	17,000	(15,292)	1,708	8 years
Other technology	2,917	(1,771)	1,146	2,917	(1,667)	1,250	5 - 7 years
Space Monkey technology	7,100	(6,019)	1,081	7,100	(5,756)	1,344	6 years
Patents	12,245	(9,136)	3,109	12,123	(8,415)	3,708	5 years
Total definite-lived intangible assets:	$1,004,932	$(769,972)	$234,960	$1,003,240	$(748,778)	$254,462

Indefinite-lived intangible assets:
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	623	—	623	623	—	623
Total intangible assets, net	$1,005,555	$(769,972)	$235,583	$1,003,863	$(748,778)	$255,085

Schedule of Definite-Lived Intangible Assets
The following table presents intangible asset balances (in thousands):

	March 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$965,670	$(737,443)	$228,227	$964,100	$(717,648)	$246,452	10 years
2GIG 2.0 technology	17,000	(15,603)	1,397	17,000	(15,292)	1,708	8 years
Other technology	2,917	(1,771)	1,146	2,917	(1,667)	1,250	5 - 7 years
Space Monkey technology	7,100	(6,019)	1,081	7,100	(5,756)	1,344	6 years
Patents	12,245	(9,136)	3,109	12,123	(8,415)	3,708	5 years
Total definite-lived intangible assets:	$1,004,932	$(769,972)	$234,960	$1,003,240	$(748,778)	$254,462

Indefinite-lived intangible assets:
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	623	—	623	623	—	623
Total intangible assets, net	$1,005,555	$(769,972)	$235,583	$1,003,863	$(748,778)	$255,085

The following table presents intangible asset balances as of December 31, 2018 and 2017 (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$964,100	$(717,648)	$246,452	$970,147	$(637,780)	$332,367	10 years
2GIG 2.0 technology	17,000	(15,292)	1,708	17,000	(13,274)	3,726	8 years
Other technology	2,917	(1,667)	1,250	2,917	(1,250)	1,667	5 - 7 years
Space Monkey technology	7,100	(5,756)	1,344	7,100	(4,066)	3,034	6 years
Patents	12,123	(8,415)	3,708	10,616	(5,835)	4,781	5 years
Total definite-lived intangible assets:	1,003,240	(748,778)	254,462	1,007,780	(662,205)	345,575

Indefinite-lived intangible assets:
Spectrum licenses	—	—	—	31,253	—	31,253
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	623	—	623	31,876	—	31,876
Total intangible assets, net	$1,003,863	$(748,778)	$255,085	$1,039,656	$(662,205)	$377,451

Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process
Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of March 31, 2019 (in thousands):

2019 - Remaining Period	$59,216
2020	67,990
2021	58,709
2022	48,759
2023	28
Thereafter	—
Total estimated amortization expense	$234,702

Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of December 31, 2018 (in thousands):

2019	$79,062
2020	67,807
2021	58,578
2022	48,674
2023	47
Thereafter	11
Total estimated amortization expense	$254,179

Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, were as follows (in thousands):

Balance as of January 1, 2017	$835,233
Effect of Foreign Currency Translation	1,737
Balance as of December 31, 2017	836,970
Effect of Foreign Currency Translation	(2,115)
Balance as of December 31, 2018	$834,855